Risk management - Foreborne assets, funding type - Additional information (Details) - EUR (€) € in Millions	12 Months Ended				24 Months Ended		36 Months Ended
	Dec. 31, 2025	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025
Disclosure of credit risk exposure [line items]
Forborne assets			€ 16,438	€ 19,816
Percentage of forborne assets concentrated in main economic sectors			65.00%
% of total portfolio			2.00%	2.50%
Global output percent			2.50%	6.00%
Anticipated global output expected growth year one			2.40%
Global GDP increase			2.50%
Global GDP rate assumed			4.10%
Global GDP rate increase year two			1.30%
Global GDP rate increase assumed year two			3.10%
Economic sector based adjustments			€ 71	€ 341
Unweighted ECL for all collective provisioned clients in upside scenario			2,680
Unweighted ECL for all collective provisioned clients in baseline scenario			3,177
Unweighted ECL for all collective provisioned clients in down scenario			4,456
Forecast
Disclosure of credit risk exposure [line items]
Global output percent		1.30%
Excluding all managment adjustments
Disclosure of credit risk exposure [line items]
Total model ECL			3,209	2,408
Real Estate | Loans to consumers | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Increase (decrease) in financial assets			€ 2,800
% of total portfolio			10.00%
Natural Resources | Loans to consumers | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
% of total portfolio			7.00%
Transportation & Logistics | Loans to consumers | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Increase (decrease) in financial assets			€ (600)
Services | Loans to consumers | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
% of total portfolio			7.00%
Performing
Disclosure of credit risk exposure [line items]
Forborne assets			€ 10,853	13,793
Of which: non-performing
Disclosure of credit risk exposure [line items]
Forborne assets			€ 5,585	€ 6,022
Poland
Disclosure of credit risk exposure [line items]
Economic growth rate			5.00%
Poland | Forecast
Disclosure of credit risk exposure [line items]
Economic growth rate		1.00%
Turkey
Disclosure of credit risk exposure [line items]
Economic growth rate			5.20%
Turkey | Forecast
Disclosure of credit risk exposure [line items]
Economic growth rate	3.00%					2.40%
USA
Disclosure of credit risk exposure [line items]
Economic growth rate			1.90%
USA | Forecast
Disclosure of credit risk exposure [line items]
Economic growth rate		0.20%			1.70%
China
Disclosure of credit risk exposure [line items]
Economic growth rate			3.10%
China | Forecast
Disclosure of credit risk exposure [line items]
Economic growth rate							4.70%
Australia
Disclosure of credit risk exposure [line items]
Economic growth rate			3.80%
Australia | Forecast
Disclosure of credit risk exposure [line items]
Economic growth rate	2.60%					1.80%
Forbearance
Disclosure of credit risk exposure [line items]
Increase (decrease) of forborne assets			€ (3,400)
Forbearance | UK
Disclosure of credit risk exposure [line items]
Percentage of forborne assets			12.00%	14.00%
Forbearance | Netherlands
Disclosure of credit risk exposure [line items]
Increase (decrease)of forborne assets, percentage			35.00%	42.00%
Forbearance | Netherlands | Of which: non-performing
Disclosure of credit risk exposure [line items]
Increase (decrease)of forborne assets, percentage			25.00%	26.00%
Forbearance | Belgium
Disclosure of credit risk exposure [line items]
Increase (decrease)of forborne assets, percentage			33.00%	33.00%
Wholesale Banking
Disclosure of credit risk exposure [line items]
Forborne assets			€ 8,359	€ 9,798
% of total portfolio			2.70%	3.10%
Wholesale Banking | Natural Resources
Disclosure of credit risk exposure [line items]
Forborne assets			€ 1,239	€ 2,047
Wholesale Banking | General Industries
Disclosure of credit risk exposure [line items]
Forborne assets			255	366
Wholesale Banking | Transportation & Logistics
Disclosure of credit risk exposure [line items]
Forborne assets			1,073	1,336
Wholesale Banking | Services
Disclosure of credit risk exposure [line items]
Forborne assets			697	793
Wholesale Banking | Performing
Disclosure of credit risk exposure [line items]
Forborne assets			5,880	7,455
Wholesale Banking | Performing | Natural Resources
Disclosure of credit risk exposure [line items]
Forborne assets			603	1,177
Wholesale Banking | Performing | General Industries
Disclosure of credit risk exposure [line items]
Forborne assets			176	321
Wholesale Banking | Performing | Transportation & Logistics
Disclosure of credit risk exposure [line items]
Forborne assets			868	1,061
Wholesale Banking | Performing | Services
Disclosure of credit risk exposure [line items]
Forborne assets			665	687
Wholesale Banking | Of which: non-performing
Disclosure of credit risk exposure [line items]
Forborne assets			2,478	2,343
Wholesale Banking | Of which: non-performing | Natural Resources
Disclosure of credit risk exposure [line items]
Forborne assets			636	870
Wholesale Banking | Of which: non-performing | General Industries
Disclosure of credit risk exposure [line items]
Forborne assets			80	45
Wholesale Banking | Of which: non-performing | Transportation & Logistics
Disclosure of credit risk exposure [line items]
Forborne assets			205	274
Wholesale Banking | Of which: non-performing | Services
Disclosure of credit risk exposure [line items]
Forborne assets			32	106
Wholesale Banking | UK
Disclosure of credit risk exposure [line items]
Forborne assets			1,044	1,344
Wholesale Banking | UK | Performing
Disclosure of credit risk exposure [line items]
Forborne assets			721	913
Wholesale Banking | UK | Of which: non-performing
Disclosure of credit risk exposure [line items]
Forborne assets			323	432
Wholesale Banking | Netherlands
Disclosure of credit risk exposure [line items]
Forborne assets			720	1,012
Wholesale Banking | Netherlands | Performing
Disclosure of credit risk exposure [line items]
Forborne assets			630	811
Wholesale Banking | Netherlands | Of which: non-performing
Disclosure of credit risk exposure [line items]
Forborne assets			90	201
Wholesale Banking | Belgium
Disclosure of credit risk exposure [line items]
Forborne assets			659	329
Wholesale Banking | Belgium | Performing
Disclosure of credit risk exposure [line items]
Forborne assets			651	321
Wholesale Banking | Belgium | Of which: non-performing
Disclosure of credit risk exposure [line items]
Forborne assets			8	8
Wholesale Banking | Poland
Disclosure of credit risk exposure [line items]
Forborne assets			203	181
Wholesale Banking | Poland | Performing
Disclosure of credit risk exposure [line items]
Forborne assets			189	160
Wholesale Banking | Poland | Of which: non-performing
Disclosure of credit risk exposure [line items]
Forborne assets			14	21
Wholesale Banking | Australia
Disclosure of credit risk exposure [line items]
Forborne assets			217	568
Wholesale Banking | Australia | Performing
Disclosure of credit risk exposure [line items]
Forborne assets			132	416
Wholesale Banking | Australia | Of which: non-performing
Disclosure of credit risk exposure [line items]
Forborne assets			85	152
Wholesale Banking | Forbearance
Disclosure of credit risk exposure [line items]
Forborne assets			8,400	€ 9,800
Increase (decrease) of forborne assets			€ (1,440)
Percentage of forborne assets			2.70%	3.10%
Wholesale Banking | Forbearance | Real Estate
Disclosure of credit risk exposure [line items]
Increase (decrease) of forborne assets			€ 300
Wholesale Banking | Forbearance | Natural Resources
Disclosure of credit risk exposure [line items]
Increase (decrease) of forborne assets			(800)
Wholesale Banking | Forbearance | General Industries
Disclosure of credit risk exposure [line items]
Increase (decrease) of forborne assets			(400)
Wholesale Banking | Forbearance | Beverages & Personal Care
Disclosure of credit risk exposure [line items]
Increase (decrease) of forborne assets			(100)
Wholesale Banking | Forbearance | Builders & Contractors
Disclosure of credit risk exposure [line items]
Increase (decrease) of forborne assets			(200)
Wholesale Banking | Forbearance | Performing
Disclosure of credit risk exposure [line items]
Increase (decrease) of forborne assets			€ 1,580
Wholesale Banking | Forbearance | UK
Disclosure of credit risk exposure [line items]
Percentage of forborne assets			13.00%	18.00%
Retail Banking
Disclosure of credit risk exposure [line items]
Forborne assets			€ 8,080	€ 10,018
Percentage of forborne assets			1.60%
% of total portfolio			1.60%	2.10%
Retail Banking | Performing
Disclosure of credit risk exposure [line items]
Forborne assets			€ 4,973	€ 6,339
Retail Banking | Of which: non-performing
Disclosure of credit risk exposure [line items]
Forborne assets			3,107	3,679
Retail Banking | Netherlands
Disclosure of credit risk exposure [line items]
Forborne assets			2,832	4,171
Retail Banking | Belgium
Disclosure of credit risk exposure [line items]
Forborne assets			2,644	3,319
Retail Banking | Poland
Disclosure of credit risk exposure [line items]
Forborne assets			64	146
Retail Banking | Turkey
Disclosure of credit risk exposure [line items]
Forborne assets			588	450
Retail Banking | Australia
Disclosure of credit risk exposure [line items]
Forborne assets			768	€ 1,045
Retail Banking | Forbearance
Disclosure of credit risk exposure [line items]
Increase (decrease) of forborne assets			€ (1,900)